Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 122,807,019
Previously Paid Amount
Total Fee Amount	16,959.65
Total Offset Amount
Net Fee	$ 16,959.65
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A